Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Trading loans, securities, and other
Trading loans, securities, and other	$ 162,475	$ 146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,172	6,503
Derivatives
Derivative financial assets	45,604	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,614	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	107,872	111,104
Securities purchased under reverse repurchase agreements	165,795	165,935
FINANCIAL LIABILITIES
Trading deposits	27,344	26,885
Derivatives
Derivative financial liabilities	45,535	50,051
Securitization liabilities at fair value	13,082	13,058
Financial liabilities designated at fair value through profit or loss	112,040	105,131
Obligations related to securities sold short	37,488	29,656
Obligations related to securities sold under repurchase agreements	126,296	125,856
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	162,475	146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,172	6,503
Derivatives
Derivative financial assets	45,604	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,614	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	107,872	111,104
Securities purchased under reverse repurchase agreements	6,582	4,843
FINANCIAL LIABILITIES
Trading deposits	27,344	26,885
Derivatives
Derivative financial liabilities	45,535	50,051
Securitization liabilities at fair value	13,082	13,058
Financial liabilities designated at fair value through profit or loss	112,040	105,131
Obligations related to securities sold short	37,488	29,656
Obligations related to securities sold under repurchase agreements	3,043	2,973
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	80,220	70,271
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	234	229
Derivatives
Derivative financial assets	299	313
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,300	287
Derivatives
Derivative financial liabilities	398	306
Obligations related to securities sold short	1,218	878
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	82,238	75,717
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,433	5,776
Derivatives
Derivative financial assets	44,675	47,977
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,614	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	104,985	109,242
Securities purchased under reverse repurchase agreements	6,582	4,843
FINANCIAL LIABILITIES
Trading deposits	23,135	22,793
Derivatives
Derivative financial liabilities	43,379	48,115
Securitization liabilities at fair value	13,082	13,058
Financial liabilities designated at fair value through profit or loss	112,035	105,110
Obligations related to securities sold short	36,267	28,778
Obligations related to securities sold under repurchase agreements	3,043	2,973
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	17	12
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	505	498
Derivatives
Derivative financial assets	630	604
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,587	1,575
FINANCIAL LIABILITIES
Trading deposits	4,209	4,092
Derivatives
Derivative financial liabilities	1,758	1,630
Financial liabilities designated at fair value through profit or loss	5	21
Obligations related to securities sold short	3
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,540	10,916
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,036	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,320	8,518
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,381	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	25,232	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	40,307	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,033	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,433	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,636	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,028	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	868	395
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,672	10,521
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,036	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,312	8,510
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,381	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	25,232	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	40,307	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,033	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,433	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,636	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,028	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8	8
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,422	5,132
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,010	13,548
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,214	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	218	247
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,241	7,834
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,422	5,129
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,001	13,547
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,214	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	218	247
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,217	7,810
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other		3
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	9	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	67,072	56,119
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,614	1,598
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	69	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	250	242
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	67,055	56,058
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,095	89
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	69	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	205	198
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	17	61
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	2
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,518	1,507
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45	44
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,541	12,482
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,541	12,482
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,582	14,198
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	12,228	13,761
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	354	437
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	18	19
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	18	19
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,970	4,707
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,614	4,040
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	234	229
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,236	3,985
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,614	4,040
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	500	493
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,202	1,796
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,150	2,124
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,197	1,791
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,150	2,124
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5	5
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	14,646	14,816
Derivatives
Derivative financial liabilities	14,629	14,506
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	16	22
Derivatives
Derivative financial liabilities	14	19
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14,630	14,794
Derivatives
Derivative financial liabilities	14,530	14,404
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	85	83
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	26,837	30,650
Derivatives
Derivative financial liabilities	24,936	29,399
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	29	24
Derivatives
Derivative financial liabilities	25	21
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	26,804	30,623
Derivatives
Derivative financial liabilities	24,907	29,374
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	4	3
Derivatives
Derivative financial liabilities	4	4
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	15	16
Derivatives
Derivative financial liabilities	412	420
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	15	16
Derivatives
Derivative financial liabilities	412	420
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	2,335	1,888
Derivatives
Derivative financial liabilities	3,969	4,391
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,717	1,298
Derivatives
Derivative financial liabilities	2,328	2,877
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	617	589
Derivatives
Derivative financial liabilities	1,641	1,514
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,771	1,524
Derivatives
Derivative financial liabilities	1,589	1,335
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	253	266
Derivatives
Derivative financial liabilities	359	266
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,509	1,246
Derivatives
Derivative financial liabilities	1,202	1,040
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	9	12
Derivatives
Derivative financial liabilities	$ 28	$ 29